CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (1,454,614)	$ 394,228	$ 338,896
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	20,394	48,734	(48,900)
Other comprehensive income (loss)	20,394	48,734	(48,900)
Total comprehensive (loss) income	(1,434,220)	442,962	289,996
Comprehensive loss (income) attributable to noncontrolling interests	178,199	(29,260)	16,431
Comprehensive (loss) income attributable to Melco Resorts & Entertainment Limited	$ (1,256,021)	$ 413,702	$ 306,427